Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Sep. 30, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2023 (excluding the nine months ended September 30, 2023)	$ 743
2024	1,942
2025	675
2026	654
2027	326
Total payments	4,340
Less: imputed interest	(383)
Less: foreign exchange loss	31
Total	$ 3,988